Fair value measurement - Convertible and exchangeable bonds (Details) - Level 3 - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Convertible and exchangeable bonds accounted for under the fair value option
Additions		¥ 3,022
Net increase in fair value	¥ 40	14
Foreign currency translation adjustments	(60)	3
Convertible and exchangeable bonds
Convertible and exchangeable bonds accounted for under the fair value option
Balance as of beginning	818	3,197
Additions	2,343	311
Net increase in fair value	73	63
Disposal	(112)	(1,767)
Conversion	(61)	(985)
Foreign currency translation adjustments	(72)	(1)
Balance as of end	¥ 2,989	¥ 818